Credit risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Loan receivables	¥ 823,770	¥ 818,114
Accrued interest	153,181
Gross loan receivables	976,951	818,114
Loss allowance	(397,297)	(26,724)
Carrying amount	579,654	¥ 791,390
Stage 1 [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Loan receivables	24,100
Accrued interest
Gross loan receivables	24,100
Loss allowance	(3,919)
Carrying amount	20,181
Stage 2 [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Loan receivables	101,150
Accrued interest
Gross loan receivables	101,150
Loss allowance	(20,498)
Carrying amount	80,652
Stage 3 [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Loan receivables	698,520
Accrued interest	153,181
Gross loan receivables	851,701
Loss allowance	(372,880)
Carrying amount	¥ 478,821